Schedule of Assets Held for Investment Purposes at End of Year (Tables)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets Held for Investment Purposes at End of Year

December 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost	Current Value
*	Worthington Industries Deferred Profit Sharing Plan Master Trust	Master Trust	N/A	$12,988,362
*	Participant notes receivable	Interest rates ranging from 4.25% to 9.5%	N/A	174,816
				$13,163,178
*Party-in-Interest to the Plan